Pension plan and other post-employment benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
P A M E C Asset Policy And Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Pension plans and other post-employment benefits	R$ 5,019	R$ 5,825